Net Profit (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Profit Per Share - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Profit (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Profit (Loss) Per Share (Parentheticals) [Line Items]
Diluted net profit per ordinary share	$ (5.87)	$ (6.54)	$ (11.31)	$ (9.61)	$ 19.57	$ 12.74
MORINGA ACQUISITION CORP [Member] | Non-redeemable Class A and B Ordinary Share [Member]
Net Profit (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Profit (Loss) Per Share (Parentheticals) [Line Items]
Diluted net profit per ordinary share	(0.06)	(0.1)	(0.14)	(0.19)	(0.34)	(0.07)
MORINGA ACQUISITION CORP [Member] | Class A Ordinary Share Subject to Possible Redemption [Member]
Net Profit (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Profit (Loss) Per Share (Parentheticals) [Line Items]
Diluted net profit per ordinary share	$ 0.17	$ 0.19	$ 0.32	$ 0.22	$ 0.51	$ 0.07